PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Balance at the beginning of the period	$ 938.7
Balance at the end of the period	1,004.0	$ 938.7
Less: current portion	(62.5)	(48.8)
Non-current portion	941.5	889.9
Reclamation and remediation obligations
Provisions
Balance at the beginning of the period	876.9	779.0
Change in estimate	60.0	83.1
Accretion	40.9	37.0
Payments	(29.2)	(22.2)
Balance at the end of the period	948.6	876.9
Less: current portion	(55.7)	(43.4)
Non-current portion	892.9	833.5
Other operating expense	6.9	19.2
Letter of credit issued to various agencies	478.4	418.9
Surety bonds outstanding	$ 451.8	$ 375.1
Reclamation and remediation obligations | Minimum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	4.30%	3.80%
Inflation rate used in estimating the site restoration cost obligation (in percent)	1.90%	2.00%
Reclamation and remediation obligations | Maximum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	8.40%	8.40%
Inflation rate used in estimating the site restoration cost obligation (in percent)	4.20%	4.50%
Other
Provisions
Balance at the beginning of the period	$ 61.8
Balance at the end of the period	$ 55.4	$ 61.8